CONSOLIDATED SEGMENT DATA (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Total Revenues from Segments [Table Text Block]
	2015	2014	2013
Revenues (1)
TIT Segment	$2,970,952	$13,024,506	$7,699,309
CBT Segment	7,313,916	25,610,241	47,720,522
	$10,284,868	$38,634,747	$55,419,831

Schedule of Segment Reporting Information, Revenues by Segment [Table Text Block]
	2015	2014	2013
Loss from operations:
TIT Segment	$(2,593,743)	$(7,675,174)	$(72,465,226)
CBT Segment	(22,238,917)	(14,876,016)	(45,416,341)
Corporate and others (2)	(2,130,697)	(1,358,023)	(333,801)
Loss from operations	(26,963,357)	(23,909,213)	(118,215,368)
Corporate other (expenses) income, net	31,271,674	268,543	2,732,946
Corporate interest income	76,716	408,121	447,586
Corporate interest expense	(3,116,777)	(5,858,770)	(4,934,479)
Corporate warrant expense	(5,657,988)	-	-
Loss from continuing operations before income taxes	(4,389,732)	(29,091,319)	(119,969,315)

Income tax benefit (expense)	(4,305,028)	4,599,559	(1,731,145)

Loss from continuing operations	(8,694,760)	(24,491,760)	(121,700,460)
Income (loss) from discontinued operations, net of taxes	1,498,971	(5,260,538)	(505,567)
Net loss	(7,195,789)	(29,752,298)	(122,206,027)

Net lo ss attributable to the non-controlling interest	(308,473)	520,951	2,969,204
Net loss attributable to the Company	$(7,504,262)	$(29,231,347)	$(119,236,823)

Schedule of Non-Cash Employee Compensation [Table Text Block]
	2015	2014	2013
Non-cash employee compensation:
TIT Segment	$-	$81,615	$575,000
CBT Segment	-	-	6,325,000
Corporate and others	102,282	-	-
	$102,282	$81,615	$6,900,000

Schedule of Segment Reporting Information, (Loss) Income From Operations by Segment [Table Text Block]
	2015	2014	2013
Depreciation and amortization:
TIT Segment	$90,379	$420,556	$3,492,732
CBT Segment	2,332,037	2,513,790	5,470,520
Corporate and others	119,078	119,078	104,165
	$2,541,494	$3,053,424	$9,067,417

	2015	2014	2013
Provisions for losses on accounts receivable:
TIT Segment	$910,824	$3,102,627	$36,383,487
CBT Segment	1,748,675	3,287,604	30,655,158
Corporate and others	-	8,232	-
	$2,659,499	$6,398,463	$67,038,645

	2015	2014	2013
Inventory (recovery) provision:
TIT Segment	$226,943	$308,683	$(51,509)
CBT Segment	47,720	3,499,624	933,425
	$274,663	$3,808,307	$881,916

	2015	2014	2013
Impairment of intangible assets and goodwill
TIT Segment	$7,851,987	$4,685,843	$-
CBT Segment	1,066,440	2,329,884	2,008,249
	$8,918,427	$7,015,727	$2,008,249

	2015	2014	2013
Impairment of property, plant and equipment
TIT Segment	$-	$-	$14,024,289
CBT Segment	4,616,679	827,319	15,952,701
	$4,616,679	$827,319	$29,976,990

Schedule of Segment Reporting Information, Total Assets by Segment [Table Text Block]
	2015	2014
Total assets
TIT Segment	$19,803,442	$30,120,023
CBT Segment	32,651,184	86,444,794
Corporate and others	364,892	1,236,137
Assets from discontinued operations	13,272,186	60,152,454
	$66,091,704	$179,405,809